Shareholders' Equity	12 Months Ended
Aug. 31, 2023
Shareholders' Equity [Abstract]
Shareholders' Equity
9.	Shareholders’ Equity

Ordinary shares

On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”).

During the year ended August 31, 2023, the Company issued 42,808,219 Class A ordinary shares at $0.584 per ordinary share for a gross proceed of $25 million in September 2022, 41,806,020 Class A ordinary shares at $0.7475 per ordinary share for a gross proceed of $25 million in May 2023, and 40,109,096 Class A ordinary shares at $0.7791 per ordinary share for a gross proceed of $25 million in July 2023.

As of August 31, 2023, the Company had ordinary shares outstanding comprising of 153,948,323 Class A ordinary shares and nil Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of August 31, 2023.

As of August 31, 2022, the Company had ordinary shares outstanding comprising of 29,233,319 Class A ordinary shares and nil Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of August 31, 2022.

Warrants

During the year ended August 31, 2023, the Company issued (i) 42,808,219 warrants on September 1, 2022 with two warrants can be convertible into one Class A ordinary share at an exercise price of $0.701, can be exercised cashlessly after November 30, 2023 and with an expiry date of August 31, 2027, i.e. five years anniversary after issuance date; (ii) 41,806,020 warrants on May 31, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7475, can be exercised cashlessly after August 30, 2023 and with an expiry date of May 30, 2028, i.e. five years anniversary after issuance date; and (iii) 40,109,096 warrants on July 20, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7791, can be exercised cashlessly after October 19, 2023 and with an expiry date of July 19, 2028, i.e. five years anniversary after issuance date. As of August 31, 2023, nil warrant was exercised into nil Class A ordinary share.